Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
GOODWILL

NOTE 11 — GOODWILL

The following table summarizes the carrying amount of goodwill:

Beginning balance – January 1, 2023	$–
Miflink business combination(1)	5,197,438
Impairment	–
Ending balance – December 31, 2023	5,197,438
Impairment	–
Ending balance – December 31, 2024	$5,197,438

(1)	Represents the addition of goodwill from the acquisition of Miflink. See Note 5 — Acquisitions for further acquisition related details.

There was no impairment of goodwill for the years ended December 31, 2024, 2023 and 2022.